Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents (note 3)	$ 49,945	$ 11,202
Short term deposits (note 4)	299	10,004
Marketable securities		62,924
Prepaid expenses and other receivables (note 5)	2,086	2,312
Total Current Assets	52,330	86,442
Non-Current Assets
Property and equipment, net (note 6)	9,875	2,530
Other assets (notes 7 & 9)	5,437	6,174
Total Non-Current Assets	15,312	8,704
TOTAL ASSETS	67,642	95,146
Current Liabilities
Accounts payable trade (note 14)	1,948	878
Accrued expenses and other liabilities (note 8)	4,659	3,840
Total Current Liabilities	6,607	4,718
Non-Current Liabilities
Other long-term Liabilities (note 9)	4,194	5,389
Total Non-Current Liabilities	4,194	5,389
Commitments and Contingent Liabilities (note 10)
TOTAL LIABILITIES	10,801	10,107
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 par value: (note 11) Authorized: 45,000,000 shares as of December 31, 2022 and 2021; Issued and outstanding: 18,421,852 and 18,331,507 as of December 31, 2022 and 2021, respectively;	2,117	2,107
Additional paid in capital	136,648	133,796
Foreign currency translation reserve	1,101	1,101
Accumulated deficit	(83,025)	(51,965)
TOTAL SHAREHOLDERS’ EQUITY	56,841	85,039
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 67,642	$ 95,146